Document and Entity Information	Dec. 04, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001494319
Document Type	8-K/A
Document Period End Date	Dec. 04, 2020
Entity Registrant Name	Univar Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37443
Entity Tax Identification Number	26-1251958
Entity Address, Address Line One	3075 Highland Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(331)
Local Phone Number	777-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	UNVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Univar Solutions Inc. (the “Company”) is filing an amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission on December 10, 2020 (the “ Original Form 8-K ”), to (i) correct the effective date of the termination of the employment of Carl J. Lukach with the Company from January 31, 2021 to December 31, 2020; and (ii) provide information relating to Mr. Lukach’s continuing service with the Company. All other items in the Original Form 8-K remain the same.